Acquisitions and disposals - Other transactions with non-controlling shareholders in subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid	€ 1,663	€ (160)
Vantage Towers
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid	2,000
Vantage Towers Greece
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid	(288)
Other
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid	€ (49)	€ (160)